Operating Revenues	12 Months Ended
Dec. 31, 2017
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Operating Revenues
21.	OPERATING REVENUES

Operating revenues represent revenues from the provision of telecommunications services. The components of the Group’s operating revenues are as follows:

			Year ended December 31,
	Notes		2015	2016	2017
			RMB	RMB	RMB
			(restated)	(restated)
Voice	(i	)	78,661	70,185	61,678
Internet	(ii	)	126,665	150,449	172,554
Information and application services	(iii	)	66,377	66,881	73,044
Telecommunications network resource services and lease of network equipment	(iv	)	17,635	17,781	19,125
Others	(v	)	42,179	47,238	39,828

			331,517	352,534	366,229

Notes:

(i)	Represent the aggregate amount of voice usage fees, installation fees and interconnections fees charged to customers for the provision of telephony services.
(ii)	Represent amounts charged to customers for the provision of Internet access services.
(iii)	Represent primarily the aggregate amount of fees charged to customers for the provision of Internet data center service, system integration services, e-Surfing HD service, caller ID service and short messaging service and etc.
(iv)	Represent primarily the aggregate amount of fees charged to customers for the provision of telecommunications network resource services and lease income from other domestic telecommunications operators and enterprise customers for the usage of the Group’s telecommunications networks and equipment.
(v)	Represent primarily revenue from sale, and repair and maintenance of equipment as well as the resale of mobile services (MVNO).